Income tax - Schedule of Current and Deferred Portions of Income Tax Expense (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Income Taxes Disclosure [Line Items]
Current income tax expenses		(48,357)	(12,516)	(3,965)
Deferred income tax benefits	3,100	19,316	11,173	1,643
Income tax expense for the year	$ (4,661)	(29,041)	(1,343)	(2,322)